PAYABLE FOR SALES INCENTIVE	12 Months Ended
Dec. 31, 2023
PAYABLE FOR SALES INCENTIVE
PAYABLE FOR SALES INCENTIVE

11.PAYABLE FOR SALES INCENTIVE

In the year of 2022, the Group entered into a share grant agreement with certain dealership operators to incentivize the dealership operators to improve their sales performance. Pursuant to the share grant agreement, the Group agreed to provide sales incentives to the dealership operators based on their sales performance.

For the years ended December 31, 2023 and 2022, the Group granted 341,971 shares and 372,376 shares (after giving effects to Share Consolidation effected in September 2023. Note 1), respectively, to these dealership operators. The Group recognized share-based compensation expenses of $2,701 and $1,638 for the year ended December 31, 2023 and 2022, respectively, in the account of selling expenses. The share-based compensation expenses were recognized at fair value on grant dates.

As of December 31, 2022, the Group did not issue ordinary shares to dealership operators. During the year ended December 31, 2023, the Group issued an aggregation of 661,537 shares (after giving effects to Share Consolidation effected in September 2023. Note 1) to settle the payables for sales incentive. As of December 31, 2023 and 2022, the payable for sales incentive was $417 and $1,638, respectively.